OTHER CURRENT ASSETS (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Prepaid expenses	$ 304	$ 321
Current portion of deferred commission costs	417	341
Income tax receivable	0	274
Other	128	266
Total other current assets	$ 849	$ 1,202